Retirement And Other Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Life Insurance Coverage, Amount	$ 20,000
Actuarial loss (gain)	18,400,000
Defined Benefit Plan, Plan Amendments	$ (11,700,000)
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Measure, Number of Highest Consecutive Years	5 years
Defined Benefit Plan, Benefit Obligation	$ 342,600,000	$ 256,000,000
Defined Benefit Plan, Benefit Measure, Number of Years Before Retirement	10 years
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized at end of year	$ 61,194,000	76,356,000
Defined Benefit Plan, Benefit Obligation	362,340,000	279,964,000	$ 290,534,000
Actuarial loss (gain)	83,105,000	(23,442,000)
Defined Benefit Plan, Plan Amendments	11,671,000	(99,000)
Defined Benefit Plan, Fair Value of Plan Assets	423,534,000	356,320,000	336,445,000
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized at end of year	(1,512,000)	(1,119,000)
Defined Benefit Plan, Benefit Obligation	1,512,000	1,119,000	3,207,000
Actuarial loss (gain)	483,000	(2,055,000)
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	0	0
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Measure, Number of Highest Consecutive Years	5 years
Defined Benefit Plan, Benefit Obligation	$ 4,300,000	4,700,000
Defined Benefit Plan, Fair Value of Plan Assets	$ 4,500,000
Defined Benefit Plan, Benefit Measure, Number of Years Before Retirement	10 years
Company's Domestic Defined-Contribution 401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.50%
Defined Contribution Plan, Cost Recognized	$ 3,000,000	3,400,000
Company's Canadian Defined-Contribution 401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 200,000	200,000	$ 300,000
Company's Canadian Defined-Contribution 401(k) Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.00%
Company's Canadian Defined-Contribution 401(k) Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.00%
Management [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Plan Maximum Percentage Of Deferral Of Base Salary	50.00%
Percentage component of compensation allowed as deferral under deferred compensation plan	100.00%
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 2,900,000	2,200,000
Deferred Compensation Plan Assets	2,900,000	2,200,000
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 2,100,000	$ 1,700,000
Phantom Share Units (PSUs) [Member] | Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued	67,488	67,263
Corporate stocks – common
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	70.00%
Corporate stocks – common | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 184,486,000	$ 212,211,000
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	30.00%
Equity Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	58.00%
Bonds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	37.00%
Money Market Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	5.00%
Unallocated insurance contract | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 89,000	82,000
Alternative investment fund | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 10,733,000
Other | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		386,000
Other Long-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	97.00%
Short-term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Level 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 89,000	468,000
Level 3 | Corporate stocks – common | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Unallocated insurance contract | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	89,000	82,000
Level 3 | Alternative investment fund | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0
Level 3 | Other | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 386,000